CHANGE IN ACCOUNTING POLICIES AND ATS ACQUISITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table summarizes the impact of adopting ASC 606 and the impact of the ATS Acquisition on the Company's condensed consolidated balance sheet:

	December 31, 2017
	As Reported	Impact of ASC 606	Impact of ATS Acquisition	As Adjusted
Cash and cash equivalents	$273,329	$—	$56,519	$329,848
Other current assets	580,231	14,068	(20,548)	573,751
Property, plant and equipment, net	6,063,829	—	(40,003)	6,023,826
Goodwill	7,996,760	—	23,101	8,019,861
Other assets, long-term	19,861,076	10,261	(6,541)	19,864,796
Total assets	$34,775,225	$24,329	$12,528	$34,812,082
Current liabilities	$2,492,983	$6,978	$20,401	$2,520,362
Deferred tax liability, long-term	4,775,115	4,685	(10,514)	4,769,286
Liabilities, long-term	21,779,997	—	6,394	21,786,391
Total liabilities	29,048,095	11,663	16,281	29,076,039
Redeemable equity	231,290	—	—	231,290
Paid-in capital	4,642,128	—	23,101	4,665,229
Retained earnings	854,824	12,666	(26,854)	840,636
Total stockholders' equity	5,495,840	12,666	(3,753)	5,504,753
Total liabilities and stockholders' equity	$34,775,225	$24,329	$12,528	$34,812,082
The ATS Acquisition did not have an impact on the Company's condensed consolidated statement of operations for the three months ended March 31, 2017. The following table summarizes the impact of adopting ASC 606 and ASU No. 2017-07 on the Company's condensed consolidated statement of operations:

	Three Months Ended March 31, 2017
	As Reported	Impact of ASC 606	Impact of ASU No. 2017-07	As Adjusted
Residential:
Pay TV	$1,071,361	$12,517	$—	$1,083,878
Broadband	611,769	14,149	—	625,918
Telephony	210,873	(29,912)	—	180,961
Business services and wholesale	319,591	(171)	—	319,420
Advertising	83,361	—	—	83,361
Other	8,721	—	—	8,721
Total revenue	2,305,676	(3,417)	—	2,302,259

Programming and other direct costs	758,352	—	—	758,352
Other operating expenses	613,437	(3,417)	(1,876)	608,144
Restructuring and other expense	76,929	—	—	76,929
Depreciation and amortization	608,724	—	—	608,724
Operating income	248,234	—	1,876	250,110
Other expense, net	(370,330)	—	(1,876)	(372,206)
Loss before income taxes	(122,096)	—	—	(122,096)
Income tax benefit	45,908	—	—	45,908
Net loss	$(76,188)	$—	$—	$(76,188)

The adoption of ASU No. 2017-07 had no impact on the Company's consolidated balance sheet. The following table summarizes the impact of adopting ASC 606 and the impact of the ATS Acquisition on the Company's consolidated balance sheets:

	December 31, 2017				December 31, 2016
	As Reported	Impact of ASC 606	Impact of ATS Acquisition	As Adjusted	As Reported	Impact of ASC 606	As Adjusted
Cash and cash equivalents	$273,329	$—	$56,519	$329,848	$486,792	$—	$486,792
Other current assets	580,231	14,068	(20,548)	573,751	1,218,127	14,068	1,232,195
Property, plant and equipment, net	6,063,829	—	(40,003)	6,023,826	6,597,635	—	6,597,635
Goodwill	7,996,760	—	23,101	8,019,861	7,992,700	—	7,992,700
Other assets, long-term	19,861,076	10,261	(6,541)	19,864,796	20,178,995	10,261	20,189,256
Total assets	$34,775,225	$24,329	$12,528	$34,812,082	$36,474,249	$24,329	$36,498,578
Current liabilities	2,492,983	6,978	20,401	2,520,362	3,704,933	6,978	3,711,911
Deferred tax liability	4,775,115	4,685	(10,514)	4,769,286	7,966,815	4,685	7,971,500
Liabilities, long-term	21,779,997	—	6,394	21,786,391	22,704,512	—	22,704,512
Total liabilities	$29,048,095	$11,663	$16,281	$29,076,039	$34,376,260	$11,663	$34,387,923
Redeemable equity	231,290	—	—	231,290	68,147	—	68,147
Paid-in-capital	4,642,128	—	23,101	4,665,229	3,003,554	—	3,003,554
Retained earnings (accumulated deficit)	854,824	12,666	(26,854)	840,636	(975,978)	12,666	(963,312)
Total stockholders' equity	5,495,840	12,666	(3,753)	5,504,753	2,029,842	12,666	2,042,508
Total liabilities and stockholders' equity	$34,775,225	$24,329	$12,528	$34,812,082	$36,474,249	$24,329	$36,498,578
The following table summarizes the impact of adopting ASC 606 and ASU No. 2017-07 and the impact of the ATS Acquisition on the Company's consolidated statements of operations:

	Year Ended December 31, 2017
	As Reported	Impact of ASC 606	Impact of ASU No. 2017-07	Impact of ATS Acquisition	As Adjusted
Residential:
Pay TV	$4,214,745	$59,878	$—	$(501)	$4,274,122
Broadband	2,563,772	45,192	—	(369)	2,608,595
Telephony	823,981	(122,981)	—	(235)	700,765
Business services and wholesale	1,298,817	(604)	—	—	1,298,213
Advertising	391,866	—	—	—	391,866
Other	33,389	—	—	—	33,389
Total revenue	9,326,570	(18,515)	—	(1,105)	9,306,950

Programming and other direct costs	3,035,655	—	—	—	3,035,655
Other operating expenses	2,342,655	(18,515)	(11,863)	35,038	2,347,315
Restructuring and other expense	152,401	—	—	—	152,401
Depreciation and amortization	2,930,475	—	—	96	2,930,571
Operating income	865,384	—	11,863	(36,239)	841,008
Other income (expense), net	(2,196,733)	—	(11,863)	—	(2,208,596)
Loss before income taxes	(1,331,349)	—	—	(36,239)	(1,367,588)
Income tax benefit	2,852,967	—	—	9,385	2,862,352
Net income	$1,521,618	$—	$—	$(26,854)	$1,494,764

	Year Ended December 31, 2016
	As Reported	Impact of ASC 606	Impact of ASU No. 2017-07	As Adjusted
Residential:
Pay TV	$2,759,216	$29,657	$—	$2,788,873
Broadband	1,617,029	34,545	—	1,651,574
Telephony	529,973	(64,202)	—	465,771
Business services and wholesale	819,541	—	—	819,541
Advertising	252,049	—	—	252,049
Other	39,404	—	—	39,404
Total revenue	6,017,212	—	—	6,017,212

Programming and other direct costs	1,911,230	—	—	1,911,230
Other operating expenses	1,705,615	—	(3,143)	1,702,472
Restructuring and other expense	240,395	—	—	240,395
Depreciation and amortization	1,700,306	—	—	1,700,306
Operating income	459,666	—	3,143	462,809
Other income (expense), net	(1,550,811)	—	(3,143)	(1,553,954)
Loss before income taxes	(1,091,145)	—	—	(1,091,145)
Income tax benefit	259,666	—	—	259,666
Net loss	$(831,479)	$—	$—	$(831,479)